DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES (Tables)	12 Months Ended
Dec. 31, 2015
DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES [Abstract]
Derivative Instruments
Liabilities arising from outstanding derivative positions are included in the accompanying consolidated balance sheets as other liabilities, as follows:

	At December 31, 2015
	Current other liabilities	Noncurrent other liabilities
Derivatives designated as hedging instruments
Interest rate collar (cash flow hedge)	$229	$-
Interest rate swaps (cash flow hedge)	435	-
	$664	$-

	At December 31, 2014
	Current other liabilities	Noncurrent other liabilities
Derivatives designated as hedging instruments
Interest rate collar (cash flow hedge)	$609	$162
Interest rate swaps (cash flow hedge)	$327	245
	$936	$407